Financial Instruments (Aging of trade receivables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 167,688	$ 271,015
Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	167,099
Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	589
Current (Not Past Due) [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	166,759
Current (Not Past Due) [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	166,361
Current (Not Past Due) [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	398
1-30 Days Past Due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	810
1-30 Days Past Due [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	639
1-30 Days Past Due [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	171
More Than 30 Days Past Due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	119
More Than 30 Days Past Due [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	99
More Than 30 Days Past Due [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 20